FINANCIAL ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current
Restricted cash	$ 47	$ 299
Derivative contracts	40	19
Loans and notes receivable	1	1
Total current	88	319
Non-current
Restricted cash	209	204
Derivative contracts	45	36
Loans and notes receivable	7	1
Total non-current	$ 261	$ 241